Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Summary of Disaggregation of Revenue
The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services for the year ended December 31, 2022, and the 11 months ended December 31, 2021:

	Year Ended December 31, 2022	11 Months Ended December 31, 2021

Type of Goods or Service
Collaborative research and other professional services	$9,917	$5,849
Access to quantum computing systems	3,185	2,347

	$13,102	$8,196

Timing of Revenue Recognition
Revenue recognized at a point in time	$—	$—
Revenue recognized over time	13,102	8,196

	$13,102	$8,196

Summary of Contract with Customer, Contract Asset, Contract Liability, and Receivable
Selected consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of December 31, 2022 and December 31, 2021 were as follows:

	December 31, 2022	December 31, 2021

Trade receivables	$6,143	$962
Unbilled receivables	$92	$581
Deferred revenue	$(961)	$(985)

Summary of Change in Contract with Customer, Asset and Liability
Changes in deferred revenue from contracts with customers were as follows:

	Year Ended December 31, 2022	11 Months Ended December 31, 2021

Balance at beginning of period	$(985)	$(492)
Deferral of revenue	(545)	(904)
Recognition of deferred revenue	569	411

Balance at end of period	$(961)	$(985)